INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Schedule of inventories
	December 31,
	2018	2017
	U.S. dollars in thousands

Raw materials and auxiliary materials	$1,158	$969
Work in process	277	214
Finished products	800	1,077
	$2,235	$2,260